Provisions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Feb. 01, 2017	Dec. 31, 2016
Disclosure Of Other Provisions [Line Items]
Purchase price, Deferred payment, Amount payable		$ 400,000
Purchase price, Deferred payment, Amount payable, Fair value			$ 195,510
Discounted Cash Flow | Level 3
Disclosure Of Other Provisions [Line Items]
Discount rate			6.00%
Amount of change in fair value of deferred payment due to one percentage change in discount rate	$ 9,400